Pay vs Performance Disclosure - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (164,168)	$ (176,191)	$ (340,763)	$ 576,533	$ (277,755)	$ 239,461	$ (681,122)	$ 538,239